Investments - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of investments in financial assets and real estate [line items]
Current financial assets	€ 13,287	€ 13,749
Percentage of properties appraised	99.00%	95.00%
Percentage of properties appraised performed by independent external appraisers	98.00%	99.00%
Investments in real estate	€ 2,700	€ 2,147	€ 1,999
Rental income	82	71	69
Direct operating expense from investment property generating rental income	63	71	79
Direct operating expense from investment property not generating rental income	2	1	€ 1
Aegon Americas [member]
Disclosure of investments in financial assets and real estate [line items]
Investments in real estate	€ 530	633
Remaining lease terms of non-cancellable leases	up to 20 years
Aegon Netherlands [member]
Disclosure of investments in financial assets and real estate [line items]
Investments in real estate	€ 2,150	€ 1,494